Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 23, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 18, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 10, 2019
TFA Tactical Income Fund (Class I)
Account Value [Line Items]
Account Value	$ 10,118	$ 10,081	$ 10,241	$ 9,772	$ 10,118	$ 10,333	$ 10,261	$ 10,069	$ 10,353	$ 10,731	$ 11,382	$ 11,129		$ 11,337	$ 10,900	$ 10,767	$ 10,133	$ 9,700		$ 9,157	$ 10,455	$ 10,150	$ 10,000
Tactical Growth Allocation Fund (Class I)
Account Value [Line Items]
Account Value	13,387	12,800	11,810	10,958	11,311	10,445	9,872	9,766	10,154	11,907	13,001	11,871		12,081	11,368	11,200	10,363	9,862		8,841	10,383	9,960	10,000
TFA Quantitative Fund (Class I)
Account Value [Line Items]
Account Value	14,219	13,331	12,099	11,155	11,671	10,479	9,817	9,760	10,189	12,308	13,115	11,991		12,347	11,771	11,813	10,620	10,080	$ 10,000
TFA AlphaGen Growth Fund (Class I)
Account Value [Line Items]
Account Value	10,754	10,239	9,487	8,674	8,993	8,376	8,006	7,934	8,164	9,558	10,180	9,530	$ 10,000
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,995	9,989	10,067	9,424	9,739	9,822	9,539	9,364	9,831	10,315	10,966	10,965		10,959	10,762	11,138	11,064	10,996		10,686	10,360	10,342	10,000
Wilshire Liquid Alternative IndexSM
Account Value [Line Items]
Account Value	11,538	11,482	10,943	10,740	10,753	10,607	10,481	10,298	10,495	10,899	11,104	11,036		11,078	10,834	10,603	10,158	9,927		$ 9,404	$ 10,275	$ 10,118	$ 10,000
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	19,721	18,911	17,105	15,314	15,833	14,560	13,544	12,592	13,239	15,779	16,540	14,897		14,811	13,645	12,851	11,459	10,520	10,000
Wilshire Liquid Alternative IndexSM [Member]
Account Value [Line Items]
Account Value	11,893	11,835	11,280	11,071	11,084	10,933	10,803	10,614	10,817	11,234	11,446	11,376		$ 11,418	$ 11,167	$ 10,930	$ 10,470	$ 10,232	$ 10,000
S&P 500® Total Return Index [Member]
Account Value [Line Items]
Account Value	12,747	12,223	11,056	9,899	10,234	9,411	8,755	8,139	8,557	10,200	10,691	9,629	10,000
S&P Target Risk Growth Total Return Index
Account Value [Line Items]
Account Value	$ 10,610	$ 10,128	$ 9,972	$ 9,122	$ 9,436	$ 9,123	$ 8,642	$ 8,080	$ 8,590	$ 9,645	$ 10,200	$ 9,793	$ 10,000